UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10415
                                                     ---------

                   Lazard Alternative Strategies Fund, L.L.C.
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               (Exact name of registrant as specified in charter)

                              30 Rockefeller Plaza
                               New York, NY 10112
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               (Address of principal executive offices) (Zip code)

                                 Mr. Brian Simon
                              30 Rockefeller Plaza
                               New York, NY 10112
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                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-632-1584
                                                            ------------

                        Date of fiscal year end: March 31
                                                 --------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                            PERCENTAGE
                                                                                                OF
                                                                                             MEMBERS'
                                                                           COST              CAPITAL            FAIR VALUE
                                                                    -------------------   ---------------    ------------------
INVESTMENTS IN PORTFOLIO FUNDS (84.07%) #

EVENT DRIVEN (22.23%)
Bennelong Global Special Opportunities Fund Limited                     $ 3,900,000           3.45%            $  3,915,978
Farallon Capital Partners, L.P.                                                  --           1.99%               2,250,000
Litespeed Partners, L.P.                                                  2,400,000           3.35%               3,797,384
Paulson Advantage, L.P.                                                   1,400,000           6.20%               7,023,880
Restoration Partners, LLC                                                 3,900,000           3.59%               4,066,303
Spinnaker Global Strategic Redemption Pool Ltd. **                          724,199           0.65%                 739,281
Sunbeam Opportunities Fund LLC                                            3,500,000           3.00%               3,395,847
                                                                        -----------                            ------------
                                                                         15,824,199                              25,188,673
                                                                        -----------                            ------------

LONG/SHORT (14.48%)
Bennelong Asia Pacific Multi-Strategy Equity Fund, L.P.                   4,100,000           4.02%               4,551,574
Defiance Asset Management Fund, L.P.                                      4,700,000           3.53%               3,994,881
Horseman Global Fund 2, L.P.                                              4,000,000           3.05%               3,459,323
Jetstream Global Fund, L.P.                                                      --           3.88%               4,392,580
                                                                        -----------                            ------------
                                                                         12,800,000                              16,398,358
                                                                        -----------                            ------------

RELATIVE VALUE (27.22%)
Blue Mountain Credit Alternatives Fund L.P.**                             3,173,635           2.97%               3,366,659
Brownstone Partners Catalyst Fund, LLC                                    2,900,000           3.51%               3,972,606
CRC Global Structured Credit Fund, Ltd.**                                 3,500,000           5.18%               5,868,287
Ionic Capital LLC                                                         5,000,000           5.63%               6,373,816
MKM Longboat Multi-Strategy Fund, L.P.**                                    400,911           0.07%                  80,803
Osmium Special Situations Fund Ltd                                        3,000,000           2.70%               3,054,364
QFR Victoria Fund, Ltd.                                                   2,751,469           5.20%               5,895,006
Victoria SPV                                                                    808           0.00%                     768
WAF Fund, L.P.                                                            1,300,000           1.36%               1,541,715
West Side Partners, L.P.**                                                1,633,773           0.60%                 675,831
                                                                        -----------                            ------------
                                                                         23,660,596                              30,829,855
                                                                        -----------                            ------------


LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------------

                                                                                            PERCENTAGE
                                                                                                OF
                                                                                             MEMBERS'
                                                                           COST              CAPITAL            FAIR VALUE
                                                                    -------------------   ---------------    ------------------
INVESTMENTS IN PORTFOLIO FUNDS (84.07%) # (CONCLUDED)

TACTICAL TRADING (20.14%)
Bear Stearns Structured Risk Partners Fund, L.P.**                      $ 2,154,143           0.56%            $    631,198
Blue Mountain Equity Alternatives Fund L.P.**                             3,719,155           3.67%               4,162,819
CCP Quantitative Fund L.P.                                                1,100,000           0.95%               1,074,041
Comac Global Macro Fund Limited                                           3,000,000           2.73%               3,095,595
Diamondback Partners, L.P.*                                               1,400,000           3.31%               3,747,183
GLC Diversified Fund Ltd.                                                 1,200,000           1.07%               1,210,168
Rubicon Global Partners, L.P.                                             2,600,000           3.10%               3,512,073
The Blenheim Fund, L.P.                                                   3,800,000           4.75%               5,377,602
                                                                        -----------                            ------------
                                                                         18,973,298                              22,810,679
                                                                        -----------                            ------------

TOTAL INVESTMENTS IN PORTFOLIO FUNDS                                    $71,258,093                              95,227,565
                                                                        ===========

OTHER ASSETS, LESS LIABILITIES (15.93%)                                                                          18,044,591
                                                                                                               ------------
MEMBERS' CAPITAL - NET ASSETS (100.00%)                                                                        $113,272,156
                                                                                                               ============




# Non-income producing securities.
* Fair valued by Investment Adviser.
** Portfolio Fund has suspended or gated redemptions.

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENT: In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "FAIR VALUE MEASUREMENTS". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of SFAS 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. The adoption of SFAS 157 did not have an impact on the Company's capital.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various inputs used to determine the value of the Company's investments. Investments measured and reported at fair value are classified and disclosed in one of the following categories:

Level 1- Quoted prices are available in active markets for identical investments as of the reporting date. As required by SFAS 157, the Company does not adjust the quoted price for these investments.

Level 2- Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies.

Level 3- Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following tables summarize the valuation of the Company's investments under the SFAS 157 fair value hierarchy levels as of June 30, 2009:


ASSETS
--------------------------------------------------------------------------------
                              LEVEL 1    LEVEL 2      LEVEL 3         TOTAL
--------------------------------------------------------------------------------
Investments in Securities     $   --     $   --     $95,227,565    $95,227,565
--------------------------------------------------------------------------------

LAZARD ALTERNATIVE STRATEGIES FUND, LLC
(A DELAWARE LIMITED LIABILITY COMPANY)

SCHEDULE OF INVESTMENTS AT JUNE 30, 2009 (UNAUDITED) (CONCLUDED)
--------------------------------------------------------------------------------

The changes in investments measured at fair value for which the Company used Level 3 inputs to determine fair values are as follows:


Balance, March 31, 2009                                 $ 99,570,961
Purchase (Sales), Net                                     (8,166,109)
Realized and Unrealized Gain (Losses), Net                 3,822,713
                                                        ------------
Balance, June 30, 2009                                  $ 95,227,565
                                                        ============

Changes in Unrealized Gain (Losses) Related to
     Investments Held at June 30, 2009                  $  2,915,736
                                                        ============

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Lazard Alternative Strategies Fund, L.L.C.
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By (Signature and Title)*  /s/ Nathan Paul
                         -------------------------------------------------------
                           Nathan Paul, Principal Executive Officer
                           (principal executive officer)

Date                       August 27, 2009
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Nathan Paul
                         -------------------------------------------------------
                           Nathan Paul, Principal Executive Officer
                           (principal executive officer)

Date                       August 27, 2009
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By (Signature and Title)*  /s/ Jagatnarine Churaman
                         -------------------------------------------------------
                           Jagatnarine Churaman, Chief Financial Officer
                           (principal financial officer)

Date                       August 27, 2009
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* Print the name and title of each signing officer under his or her signature.